Equity Transactions - Schedule of Warrant Activity (Details) 9M - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, Issued Warrants	4,930,666	30,666	5,833
Beginning Balance, Average Exercise Price	$ 0.192	$ 29.00	$ 50.00
Issued, Warrants			24,833	5,833
Issued, Average Exercise Price			$ 50.00	$ 50.00
Exercised, Warrants
Exercised, Average Exercise Price
Expired Warrants
Expired Average Exercise Price
Ending Balance, Issued Warrants		4,930,666	30,666	5,833
Ending Balance, Average Exercise Price		$ 0.192	$ 29.00	$ 50.00